UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
			WASHINGTON, D.c. 20549

			     FORM 13F
			FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: MARCH 31, 2006
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
				   [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:		The Robert Wood Johnson Foundation
Address:	P.O. Box 2316
		Princeton Forrestal Center
		Princeton, NJ  08543-2316
13F File Number:  28-839

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report of Behalf of Reporting Manager:

Name:		Katherine Hatton
Title:		Vice President, General Counsel and Secretary
Phone:		609-627-5898
Signature, Place, and Date of Signing:
   Katherine Hatton    Plainsboro, New Jersey   May 1, 2006
Report Type (Check only one.):
[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:
Form 13F Information Table Entry Total:	4
Form 13F Information Table Value Total:	3,660,488.44
List of Other Included Managers:
 No.  13F File Number  Name

	FORM 13F INFORMATION TABLE

							   VALUE	  SHARES/	SH/	PUT/	INVSTMT	  OTHER		      VOTING AUTHORITY
	NAME OF ISSUER	  TITLE OF CLASS	CUSIP	   (X$1000)  	  PRN AMT	PRN	CALL	DSCRETN	  MANAGERS	SOLE       SHARED  NONE

	JOHNSON & JOHNSON Common		478160104   3,658,108.70  61,771,508
SH		Sole			61,771,508    0      0
	ALNYLAM PHARMACEUTICALS INC.  Common	02043Q107	1,167.89      66,395
SH		Sole			    66,395    0      0
	VISTAPRINT LIMITED	Commn		G93762204	1,044.75      35,000
SH		Sole			    35,000    0      0
	PHASE FORWARD INC.	Common		71721R406	  167.10      15,000
SH		Sole			    15,000    0      0



